[LOGO]                  U.S. GLOBAL LEADERS GROWTH FUND
                                630 FIFTH AVENUE
                               NEW YORK, NY 10111
                                    --------
                                 (212) 765-5350

April 12, 2002

Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in U.S. Global Leaders Growth Fund.


As you will read in the enclosed proxy statement, John Hancock Funds intends to acquire the assets of the U.S. Global Leaders Growth Fund. John Hancock Funds is a premier investment management company, managing $29 billion in open-end funds, closed-end funds, private accounts, variable annuities and retirement plans for individual and institutional investors as of December 31, 2001. The firm is a wholly owned subsidiary of John Hancock Financial Services, Inc.


If the reorganization of your Fund into a John Hancock fund is approved by our shareholders, Yeager, Wood & Marshall will be retained as sub-adviser to the Fund and George Fraise and I will continue to manage the Fund in the same manner we do today. While still maintaining your investment in the U.S. Global Leaders Growth Fund, you will also enjoy the benefits of being part of a broadly diversified fund family. These benefits include having the right to exchange fund shares into any of John Hancock's other funds without a sales charge and, in a broader context, having access to all John Hancock Funds' shareholder services. By combining forces with John Hancock Funds, we also hope to see the assets in this Fund increase significantly. With additional assets under management, there is the potential to reach economies of scale which could lower expenses for all shareholders and would enhance our ability to continue to manage at the high-level of tax-efficiency for which this Fund is known.

It is important to note that this transaction will not result in any immediate increase in fund expenses. John Hancock Funds has agreed to cap fund expenses at 1.37% for at least the next two years, the same level they are at today. In addition, current shareholders of the U.S. Global Leaders Growth Fund can continue to purchase additional shares of the new John Hancock U.S. Global Leaders Growth Fund without incurring a sales charge.

After careful consideration, your Fund's trustees have unanimously agreed to the reorganization of the assets of U.S. Global Leaders Growth Fund into a John Hancock fund. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on May 17, 2002.

Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help us avoid the need for additional mailings at your Fund's expense. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional information, please contact a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00A.M. and 8:00P.M. Eastern Time. I thank you for your prompt vote on this matter.

Best regards,

/s/George M. Yeager

George M. Yeager
President

260PX 4/02

U.S. GLOBAL LEADERS GROWTH FUND
A Series of Professionally Managed Portfolios
630 Fifth Avenue
New York, New York 10111

NOTICE OF MEETING OF SHAREHOLDERS
SCHEDULED FOR MAY 8, 2002

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of U.S. Global Leaders Growth Fund ("U.S. Global Leaders
        Growth Fund" or "your fund"):


A shareholder meeting for your fund will be held at the offices of Hale and Dorr LLP, 300 Park Avenue, New York, NY on Wednesday, May 8, 2002 at 11:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between your fund and John Hancock U.S. Global Leaders Growth Fund (the "John Hancock Fund"). Under this Agreement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment policies and strategies as your fund. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. The John Hancock Fund also will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. Your fund's current investment adviser will act as subadviser to the John Hancock Fund. John Hancock Advisers, LLC will act as the investment adviser to the John Hancock Fund and has agreed to limit the John Hancock Fund's total operating expenses for the Class A shares for at least the next two years to 1.37% of average daily net assets, so that the total operating expenses of the John Hancock Fund's Class A shares will not be higher than, and may be lower than, your fund's operating expenses for its most recent fiscal year. Your board of trustees recommends that you vote FOR this proposal.


2.     Any other business that may properly come before the meeting.


Shareholders of record as of the close of business on March 20, 2002 are entitled to vote at the meeting and any related follow-up meetings.


Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, the fund may be required to make additional solicitations.

                        By order of the board of trustees,


                        Chad Fickett
                        Secretary

April 12, 2002

PROXY STATEMENT OF
U.S. GLOBAL LEADERS GROWTH FUND
A Series of Professionally Managed Portfolios
630 Fifth Avenue
New York, New York 10111
1-800-282-2340

PROSPECTUS FOR CLASS A SHARES OF
JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND
(a series of John Hancock Capital Series)
101 Huntington Avenue
Boston, MA 02199
1-800-225-5291

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of your fund into John Hancock U.S. Global Leaders Growth Fund (the "John Hancock Fund"), an open-end management investment company. Please read it carefully and retain it for future reference.

How the Reorganization Will Work
 o Your fund will transfer all of its assets to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value.

 o The John Hancock Fund will issue Class A shares to your fund with an aggregate net asset value equal to the net assets attributable to your fund's shares. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As of the close of the reorganization, you will hold the same number of shares of the John Hancock Fund as you held in your fund immediately before the reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of your fund as of the reorganization date.

 o Your fund will be liquidated and you will become a shareholder of the John Hancock Fund.


 o John Hancock Advisers, LLC ("JHA") will act as investment adviser to the John Hancock Fund. Your fund's current investment adviser, Yeager, Wood & Marshall, Incorporated ("YWM") will act as subadviser to the John Hancock Fund. JHA has agreed to limit the John Hancock Fund's total operating expenses for Class A shares for at least the next two years to 1.37% of average daily net assets, so that the total operating expenses of the John Hancock Fund's Class A shares will not be higher than, and may be lower than, your fund's operating expenses for its most recent fiscal year.


 o The reorganization is not intended to result in income, gain or loss for federal income tax purposes.

An investment in the John Hancock Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the John Hancock Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Why Your Fund's Trustees are Recommending the Reorganization
The trustees of Professionally Managed Portfolios, a Massachusetts business trust of which your fund is a series, believe that reorganizing your fund into an investment company with similar investment policies that is part of the John Hancock family of funds and is subadvised by YWM offers you potential benefits. These potential benefits include:


 o Continuity of portfolio management, since YWM will be subadviser to the John Hancock Fund;

 o JHA's experience and resources in managing mutual funds;

 o A greater potential to attract additional assets, which in the long term may reduce per share operating expenses;


 o JHA's commitment to limit the total operating expenses of Class A shares of the John Hancock Fund at least until May 17, 2004; and

 o The exchange privileges offered to shareholders of the John Hancock Fund and the waiver of sales charges on additional purchases of Class A shares of the John Hancock Fund.

Therefore, the trustees recommend that your fund's shareholders vote FOR the reorganization.

 Where to Get More Information
-----------------------------------------------------------------------------------------------------------------------

 Your fund's prospectus dated October 29, 2001.            Available to you free of charge by calling 1-800-282-2340.
                                                           This prospectus, which is also on file with the Securities and Exchange Commission ("SEC"), is incorporated by
                                                           reference into this proxy statement and prospectus.
-----------------------------------------------------------------------------------------------------------------------
 The John Hancock Fund's prospectus dated April 5,         In the same envelope as this proxy statement and
 2002.                                                     prospectus. This prospectus, which is also on file with the
                                                           SEC, is incorporated by reference into this proxy statement and prospectus.

-----------------------------------------------------------------------------------------------------------------------
 Your fund's annual and semiannual reports to              Available to you free of charge by calling 1-800-282-2340.
 shareholders.                                             Also on file with the SEC. See "Available Information."
                                                           These reports are incorporated by reference into this proxy statement and prospectus.
-----------------------------------------------------------------------------------------------------------------------
 A statement of additional information dated April 12,     Available to you free of charge by calling 1-800-282-2340.
 2002. It contains additional information about your       Also on file with the SEC. This statement of additional
 fund and the John Hancock Fund.                           information is incorporated by reference into this proxy
                                                           statement and prospectus.
-----------------------------------------------------------------------------------------------------------------------

To ask questions about this proxy statement and           Call the toll-free telephone number:
prospectus.                                               1-800-225-5291.

-----------------------------------------------------------------------------------------------------------------------

       The date of this proxy statement and prospectus is April 12, 2002.

TABLE OF CONTENTS


                                                                                    Page
                                                                                    -----
INTRODUCTION ....................................................................     3
SUMMARY .........................................................................     3
PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION ........................     8
CAPITALIZATION ..................................................................    11
BOARDS' EVALUATION AND RECOMMENDATION ...........................................    11
VOTING RIGHTS AND REQUIRED VOTE .................................................    11
ADDITIONAL INFORMATION ABOUT JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND .......    12
MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT AND THE SUB-INVESTMENT MANAGEMENT
 CONTRACT .......................................................................    13
JOHN HANCOCK U.S. GLOBAL LEADERS GRWOTH FUND CLASS A RULE 12b-1 PLAN ............    15
FINANCIAL HIGHLIGHTS ............................................................    17
INFORMATION CONCERNING THE MEETING ..............................................    18
OWNERSHIP OF SHARES OF THE FUNDS ................................................    19
EXPERTS .........................................................................    19
AVAILABLE INFORMATION ...........................................................    20
EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION ...............................    21

INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at the offices of Hale and Dorr LLP, 300 Park Avenue, New York, NY on Wednesday, May 8, 2002 at 11:00 A.M., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into the John Hancock Fund, a newly created mutual fund that is not yet operational. You should understand that if you vote in favor of the reorganization of your fund, you are approving a reorganization into a class of shares subject to Rule 12b-1 fees, although the effect of the 12b-1 fee on the John Hancock Fund's total expenses is offset by its lower management fee.


This proxy statement and prospectus is being mailed to your fund's shareholders on or about April 12, 2002.

Who is Eligible to Vote?
Shareholders of record on March 20, 2002 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement. You should read carefully the entire proxy statement and the Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Comparison of U.S. Global Leaders Growth Fund to the John Hancock Fund

-----------------------------------------------------------------------------------------------------------------------
                     U.S. Global Leaders Growth Fund              John Hancock Fund
-----------------------------------------------------------------------------------------------------------------------
 Business            A non-diversified series of Professionally   A newly organized non-diversified series of
                     Managed Portfolios, an open-end investment   John Hancock Capital Series, an open-end
                     management company organized as a            investment management company organized as
                     Massachusetts business trust.                a Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------
 Net assets as of    $84 million                                  None. The John Hancock Fund is newly
 December 31, 2001                                                organized and does not expect to commence
                                                                  investment operations until after the
                                                                  reorganization occurs.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                            U.S. Global Leaders Growth Fund                      John Hancock Fund
-----------------------------------------------------------------------------------------------------------------------
 Investment advisers and    Investment adviser:                                  Investment adviser
 portfolio managers         Yeager, Wood & Marshall, Incorporated                John Hancock Advisers, LLC (as defined
                            ("YWM")                                              above, "JHA")
                            Portfolio managers:                                  Investment subadviser:
                            George M. Yeager                                     Yeager, Wood & Marshall, Incorporated (as
                            George P. Fraise                                     defined above, "YWM")
                                                                                 Portfolio managers:
                                                                                 George M. Yeager
                                                                                 George P. Fraise
---------------------------------------------------------------------------------------------------------------------------------
 Investment objectives      Each fund seeks long-term growth of capital.
                            Neither fund can change this objective without shareholder approval.
---------------------------------------------------------------------------------------------------------------------------------

 Primary investments        Your fund invests at least 65% of its assets in      The John Hancock Fund invests at least 80%
                            common stocks of U.S. companies that have            of its assets in common stocks of companies
                            substantial international activities ("U.S. Global   the managers regard as U.S. Global Leaders.
                            Leaders").                                           Although this percentage is higher than your
                                                                                 fund's percentage, new regulations require that
                                                                                 your fund also change this percentage to 80%
                                                                                 (or change its name) by July 2002.

---------------------------------------------------------------------------------------------------------------------------------
 Foreign securities         Each fund may invest up to 25% of its net assets in foreign companies, although the level of such investment is not expected to exceed 15% under normal circumstances.
---------------------------------------------------------------------------------------------------------------------------------
 Other investment           The funds have substantially similar investment policies, strategies and fundamental investment
 policies, strategies and   restrictions.
 restrictions
---------------------------------------------------------------------------------------------------------------------------------
 Non-diversification        Neither fund is diversified for the purpose of the Investment Company Act of 1940 (the
                            "Investment Company Act"), although each fund is subject to diversification requirements under the Internal Revenue Code of 1986 (the "Code"). This means that with respect to 50% of its assets, each fund may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its assets, each fund may only invest up to
                            5% of its assets in any individual issuer.
---------------------------------------------------------------------------------------------------------------------------------


Sales charges              Shares are offered with no sales charges.            The Class A shares of the John Hancock
                                                                                 Fund you receive in the reorganization will
                                                                                 not be subject to any sales charge. Moreover, if
                                                                                 you continue to own shares in your own name
                                                                                 as of the closing of the reorganization, you
                                                                                 may purchase additional Class A shares of the
                                                                                 John Hancock Fund in the future without
                                                                                 paying any sales charge.

                                                                                 Except as described above, Class A shares of
                                                                                 the John Hancock Fund are subject to a
                                                                                 front-end sales charge of up to 5.00%. The
                                                                                 John Hancock Fund also offers several other
                                                                                 classes of shares which are subject to different
                                                                                 sales charges and 12b-1 fees, as well as a class
                                                                                 of shares for institutional investors without
                                                                                 any sales charge or 12b-1 fee.

---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            U.S. Global Leaders Growth Fund                      John Hancock Fund
-----------------------------------------------------------------------------------------------------------------------------------

 Management and             Your fund pays an advisory fee equal to 1.00%        The John Hancock Fund will pay JHA a
 administration fees,       annually of average daily net assets. In addition,   management fee equal to 0.75% annually of
 distribution and service   your fund pays a separate administration fee.        average daily net assets, which is lower than
 (12b-1) fee and overall                                                         the advisory fee paid to YWM by U.S. Global
 expenses                   Shares of your fund are not subject to a 12b-1       Leaders Growth Fund. JHA pays the
                            fee.                                                 fee of YWM as the fund's subadviser to the
                                                                                 John Hancock Fund.
                            YWM has voluntarily agreed to limit your fund's
                            ordinary operating expenses to 1.39% of average      Class A shares are subject to a 12b-1 fee equal
                            daily net assets. This limit may be changed or       to 0.25% annually of average daily net assets.
                            eliminated at any time. During the year ended
                            June 30, 2001, the fund's total operating            For a period of at least two years following the
                            expenses per share were equal to 1.38% of            reorganization, and at least five years if the
                            average daily net assets.                            Sub-Investment Management Contract with
                                                                                 YWM remains in effect, JHA has agreed to
                                                                                 limit the John Hancock Fund's total operating
                                                                                 expenses per Class A share to 1.37% of
                                                                                 average daily net assets.

-----------------------------------------------------------------------------------------------------------------------------------
 Buying shares              You may buy shares directly through your fund's      Subject to sales charges if applicable (see "sales
                            transfer agent as described in detail in your        charges" above), you may buy shares through
                            fund's prospectus.                                   your financial representative or directly
                                                                                 through the fund's transfer agent as described
                                                                                 in detail in the John Hancock Fund's
                                                                                 prospectus.
-----------------------------------------------------------------------------------------------------------------------------------
 Exchange privilege         Not applicable.                                      You may exchange shares of the John Hancock
                                                                                 Fund without incurring an exchange fee with
                                                                                 the more than 50 other funds in the John
                                                                                 Hancock fund family. An exchange generally is
                                                                                 treated as a sale and a new purchase of shares
                                                                                 for federal income tax purposes.
-----------------------------------------------------------------------------------------------------------------------------------


Redemption fee             For your fund, any redemption of shares held         No redemption fee
                            for less than six months is subject to a
                            redemption fee of 2.00% of the amount
                            redeemed.


-----------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

Because each fund has the same portfolio management and the substantially the same investment objective, strategies and policies, the funds are subject to same principal risks:

The value of an investment in either fund will fluctuate in response to stock market movements.

The funds' management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks or otherwise fall out of favor with the markets.

Multinational companies that have substantial international operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent a fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Because the funds have the ability to take larger positions in a small number of issuers, the funds' share prices may be more volatile than the share price of a diversified fund.

To the extent that a fund makes investments with additional risks, these risks could increase volatility or reduce performance:

 o If a fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

 o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

 o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

The Reorganization

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on Friday, May 17, 2002, but may occur on any later date before July 31, 2002. Your fund will transfer all of its assets to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o The John Hancock Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's shares. These shares will immediately be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of your fund will end up as shareholders of the John Hancock Fund. As of the closing of the reorganization, you will hold the same number of shares of the John Hancock Fund as you held in U.S. Global Leaders Growth Fund immediately prior to the reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares in your fund as of the reorganization date.

 o After the distribution of shares, your fund will be liquidated and terminated as a series of Professionally Managed Portfolios.

 o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the John Hancock Fund.

Other Consequences of the Reorganization. The funds each pay monthly management fees, and the John Hancock Fund pays Rule 12b-1 fees, equal to the following annual percentages of average daily net assets:

--------------------------------------------------------------------------------
                                                John Hancock Fund
 U.S. Global Leaders                           Combined Management
     Growth Fund         John Hancock Fund       Fee and Class A
    Management Fee         Management Fee        Rule 12b-1 Fee
--------------------------------------------------------------------------------
         1.00%                  0.75%                 1.00%
--------------------------------------------------------------------------------


The annual management fee rate payable by the John Hancock Fund (without giving effect to expense limitations) is lower than the rate paid by your fund. JHA will pay YWM its subadvisory fee. In addition to the advisory fee, your fund pays an administration fee that varies with the size of the fund and was 0.18% of average daily net assets during the fund's most recent fiscal year. JHA will provide these services for approximately 0.02%. Although you may benefit from the John Hancock Fund's reduced management fee rate, you should understand that if you vote in favor of the reorganization, you are approving a reorganization into a class of shares subject to a Rule 12b-1 fee. This fee is equal to 0.25% of the average daily net assets attributable to Class A shares (i.e., the difference between the two funds' management fees) and therefore offsets the benefit of the lower management fee.

For its most recent fiscal year, your fund's per share operating expenses were 1.38% of average daily net assets. YWM has voluntarily agreed to limit your fund's ordinary operating expenses to 1.39% of average daily net assets. However, unlike the John Hancock Fund's expense limitation, your fund's expense limitation is not contractual and may be changed or eliminated by YWM at any time with its Board of Trustees' approval. JHA has agreed to waive until at least the second anniversary of the closing of the reorganization, and until at least the fifth anniversary if the Sub-Investment Management Contract remains in effect, all or a portion of its management fee or reimburse the fund to limit the fund's annual operating expenses attributable to Class A Shares to 1.37% of average daily net assets. If the John Hancock Fund's actual operating expenses are less than 1.37% of average daily net assets due to greater operating efficiencies or economies of scale you will also benefit from such reduction. Consequently, for at least two years following the reorganization, the John Hancock Fund's Class A expenses will be the same as or lower than your fund's operating expenses for its most recent fiscal year.

Each Fund's Past Performance
Performance information for the John Hancock Fund is not presented because the fund has not yet commenced operations. As accounting successor to your fund, the John Hancock Fund will assume your fund's historical performance after the reorganization.

Set forth below is performance information for your fund. The following performance information indicates some of the risks of investing in your fund. The bar chart shows how your fund's total return has varied from year to year. The table shows your fund's average annual total return over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

Calendar Year Total Returns*

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

1996                    23.10%
1997                    40.46%
1998                    31.98%
1999                     7.88%
2000                     4.15%
2001                    -6.83%

Your fund's year-to-date return as of 3/31/02 was 4.36%.


* During the period shown in the bar chart, your fund's highest quarterly return was 29.43% for the quarter ended December 31, 1998 and the lowest quarterly return was -16.69% for the quarter ended September 30, 1998.


                                                                    Average Annual Total Returns
                                                                       as of December 31, 2001
                                                             ----------------------------------------------
U.S. Global Leaders                                                                      Since Inception
Growth Fund                                                  1 Year        5 Years     (September 29, 1995)
-----------------------------------------------------------------------------------------------------------
Return before taxes                                           -6.83%        14.17%            16.13%
Return after taxes on distributions                           -6.83%        14.17%            16.07%
Return after taxes on distribution and sale of shares         -4.16%        11.87%            13.71%
S&P 500 Index**                                              -11.89%        10.70%            13.16%

** The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Funds' Fees and Expenses
Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your fund, the expenses of your fund for its fiscal year ended June 30, 2001 and (ii) for the John Hancock Fund, the estimated annual expenses of the John Hancock Fund Class A shares. Future expenses may be greater or less.

                                                                U.S. Global         John Hancock
Shareholder transaction fees                                      Leaders               Fund
(paid directly from your investment)                            Growth Fund            Class A
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
 % of purchase price)                                              none                 5.00%(1)
Maximum deferred sales charge (load) as a % of purchase
 or sale price, whichever is less                                  none                 none
Maximum Redemption fee as a % of amount redeemed                   2.00%(2)             none(3)
Exchange fee as a % of amount exchanged                             n/a                 none

Annual fund operating expenses                   U.S. Global        John Hancock
(deducted from fund assets)                        Leaders              Fund
(as a % of average net assets)                   Growth Fund           Class A
--------------------------------------------------------------------------------
Management fee                                      1.00%               0.75%
Distribution and service (12b-1) fee                none                0.25%
Other expenses                                      0.38%               0.37%
Total fund operating expenses                       1.38%               1.37%
Expense reduction (at least two years)               n/a                  --
Net fund operating expenses                         1.38%               1.37%


(1) As described above, this sales charge does not apply to shares received in the reorganization or any subsequent purchases of the John Hancock Fund Class A shares by shareholders of your fund who become shareholders of the John Hancock Fund before the reorganization.

(2) The redemption fee applies to those shares held for less than six months. The fee is payable to the fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3) A $4.00 redemption fee will be charged for wire redemptions.

The hypothetical example below shows what you, as a current shareholder, would pay if you invested $10,000 over the various time periods indicated in each fund. The example assumes that you purchased the shares without a sales charge, reinvested all dividends and that the average annual return was 5%. The example for the John Hancock Fund assumes the expense limitation is in effect for two years, even though it may be in place for up to five years if the Sub-Investment Management Contract remains in effect during that period. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.


                                     U.S. Global Leaders     John Hancock Fund
Example                                  Growth Fund              Class A
------------------------------------------------------------------------------
Year 1                                      $  140                $  139
Year 3                                      $  437                $  434
Year 5                                      $  755                $  750
Year 10                                     $1,657                $1,646


PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

 o The reorganization is scheduled to occur as of 5:00 P.M., Eastern Time, on Friday, May 17, 2002, but may occur on any later date before July 31, 2002. Your fund will transfer all of its assets to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o The John Hancock Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's shares. These shares will immediately be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As a result, your fund's shareholders will end up as shareholders of the John Hancock Fund.

 o After the distribution of shares, your fund will be liquidated and terminated as a series of Professionally Managed Portfolios.

 o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the John Hancock Fund.

Agreement and Plan of Reorganization
The shareholders of your fund are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization
The trustees of your fund believe that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The trustees considered the following matters, among others, in approving the proposal.

First, shareholders of your fund would enjoy continuity of portfolio management. Because JHA will retain YWM to act as subadviser to the John Hancock Fund, the portfolio management team of your fund will remain as the port-folio management team for the John Hancock Fund. JHA will oversee YWM as subadviser to the John Hancock Fund in accordance with the terms of their Sub-Investment Management Contract.


Second, while YWM will manage the John Hancock Fund's assets, JHA will be responsible for the overall management of the John Hancock Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. The John Hancock Fund will benefit from JHA's experience and resources in managing investment companies. At December 31, 2001, JHA managed 67 investment companies with $29 billion in assets. JHA also has significant experience in overseeing funds managed by subadvisers. At December 31, 2001, JHA employed 5 subadvisers, which acted as subadviser for 11 of JHA's mutual funds.


Third, JHA and its affiliates have greater potential for increasing the size of the fund due to JHA's experience in distributing mutual funds through a broader range of distribution channels than currently available to your fund. Over the long-term a larger asset base may reduce the fund's per share operating expenses and increase the investment options available to the fund.


Fourth, for at least the next two years the John Hancock Fund's total expenses will be equal to or lower than your fund's operating expenses for its most recent fiscal year. JHA has agreed to limit the expenses of Class A shares of the John Hancock Fund to 1.37% of average daily net assets until at least the second anniversary of the closing of the reorganization, and at least the fifth anniversary if the Sub-Investment Management Contract remains in effect. Moreover, the John Hancock Fund's Class A expenses over time may be the same or lower than your fund's expenses, even after the termination of the expense limitation. The John Hancock Fund's management fee and Rule 12b-1 fee in the aggregate are equal to your fund's current management fee, and if due to asset growth and resulting economies of scale or other efficiencies the John Hancock Fund's other expenses are lower than your fund's other expenses, the overall expenses of the John Hancock Fund would be lower than those of your fund. If, however, the John Hancock Fund's Class A other expenses are higher than your fund's other expenses and the expense limitation is terminated, overall expenses will be higher than those of your fund.


Fifth, the Class A shares of the John Hancock Fund received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have, including the ability to purchase future shares without paying a sales charge.


Sixth, the John Hancock Fund is part of a diverse family of mutual funds, with over 50 funds that will be available to your fund's shareholders through exchanges. Currently, your fund is not entitled to any exchange privileges.


The board of trustees of the John Hancock Fund considered that the reorganization presents an excellent opportunity for the John Hancock Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the John Hancock Fund and its shareholders.


The boards of trustees of both funds also considered that each fund's investment adviser, as well as the John Hancock Fund's principal distributor, will benefit from the reorganization. Because the John Hancock Fund will be the accounting successor to your fund and will assume your fund's performance record, JHA expects to be able to increase the John Hancock Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives and no historical performance record. Such an increase in size benefits JHA by increasing its management fees and accelerating the point at which management of the fund is profitable to JHA. As subadviser to the John Hancock Fund, YWM would similarly benefit from increased assets. Moreover, as discussed below under "Certain Agreements between JHA and YWM" YWM will receive economic benefits from JHA if the reorganization is completed. In addition, the principal distributor of shares of the John Hancock Fund, John Hancock Funds, LLC (the "Distributor"), will benefit through the adoption of the Class A Rule 12b-1 plan.

Comparative Fees and Expense Ratios. As discussed above, the management fee paid by your fund is higher than the fee paid by the John Hancock Fund. The John Hancock Fund's management fee of 0.75% of average daily net assets is lower than your fund's management fee of 1.00% of average daily net assets. However, the John Hancock Fund's combined management fee and Class A Rule 12b-1 fee are equal to your fund's management fee of 1.00% of average daily net assets. Your fund does not have a Rule 12b-1 fee. JHA projects that the John Hancock Fund's other expenses during the current fiscal year will be 0.37% of average daily net assets, which is slightly lower than your fund's other expenses of 0.38% of average daily net assets. Nevertheless, as described above, JHA has agreed until at least the second anniversary of the closing of the reorganization (and until at least the fifth anniversary if the Sub-Investment Management Contract with YWM continues in effect until that date) to limit the John Hancock Fund's Class A operating expenses to 1.37% of average daily net assets, which is slightly lower than your fund's annual total expense ratio of 1.38% of average daily net assets for the fiscal year ended June 30, 2001.

Certain Agreements between JHA and YWM
In connection with the reorganization, JHA and YWM have entered into an agreement that provides, among other things, for the following:

 o JHA will pay YWM a fee upon the closing of the reorganization pursuant to an agreement between JHA, YWM and Mr. George M. Yeager, dated as of February 25, 2002 (the "Master Agreement"), in consideration of (i) YWM entering into and performing its obligations under a subadvisory agreement with JHA (the "Sub-Investment Management Contract") to serve as subadviser to the John Hancock Fund, and (ii) the performance by YWM of certain other obligations under the Master Agreement.

 o JHA has agreed to retain YWM as subadviser of the John Hancock Fund. The terms of the Sub-Investment Management Contract with YWM are discussed under "Material Provisions of the Management Contract and the Sub-Investment Management Contract--Sub-Investment Management Contract."

Tax Status of the Reorganization
The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the John Hancock Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

 o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to the John Hancock Fund as described above or (2) the distribution by your fund of the John Hancock Fund shares to your fund's shareholders;

 o No gain or loss will be recognized by the John Hancock Fund upon the receipt of your fund's assets solely in exchange for the issuance of the John Hancock Fund shares to your fund and the assumption of your fund's liabilities by the John Hancock Fund;

 o The basis of the assets of your fund acquired by the John Hancock Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

 o The tax holding period of the assets of your fund in the hands of the John Hancock Fund will include your fund's tax holding period for those assets;

 o You will not recognize gain or loss upon the exchange of your shares of your fund solely for the John Hancock Fund shares as part of the reorganization;

 o The basis of the John Hancock Fund shares received by you in the reorganization will be the same as the basis of your shares of your fund surrendered in exchange; and

 o The tax holding period of the John Hancock Fund shares you receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your fund and the John Hancock Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of Agreement and Plan of Reorganization
Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of the John Hancock Fund's shares. Shareholders may not redeem or transfer John Hancock Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. The John Hancock Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the John Hancock Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement, attached as Exhibit A).

The obligation of the John Hancock Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see
Section 8 of the Agreement, attached as Exhibit A).

Termination of Agreement. The board of either your fund or the John Hancock Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. JHA will pay all expenses incurred in connection with the reorganization (including, but not limited to, the preparation of your fund's proxy statement and solicitation).

CAPITALIZATION

The following table sets forth the capitalization of each fund as of December 31, 2001, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of the John Hancock Fund being issued for each share of your fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.

                                                 December 31, 2001
                                 --------------------------------------------------
                                                                      John Hancock
                                                   John Hancock          Global
                                 U.S. Global          Global          Leaders Fund
                                   Leaders         Leaders Fund      Class A shares
                                 Growth Fund      Class A shares       Pro Forma
-----------------------------------------------------------------------------------

Net assets                       $84 million           N/A            $84 million
Net asset value per share             $25.23           N/A                $25.23
Shares outstanding                 3,348,751           N/A              3,348,751


It is impossible to predict how many shares of the John Hancock Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of the John Hancock Fund's shares that will actually be received and distributed.

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of your fund or YWM ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization is in the best interests of your fund. Similarly, the board of trustees of the John Hancock Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of the John Hancock Fund.

The trustees of your fund recommend that the shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. The presence in person or by proxy of shareholders entitled to cast 40% of the votes entitled to be cast at the Meeting will constitute a quorum. The favorable vote of a majority of the outstanding shares of your fund is required for approval of the proposal.

 Shares                           Quorum                                   Voting
------------------------------------------------------------------------------------------------------------------
 In general                       All shares "present" in person or by     Shares "present" in person will be
                                  proxy are counted towards a quorum.      voted in person at the meeting.
                                                                           Shares present by proxy will be
                                                                           voted in accordance with
                                                                           instructions.
------------------------------------------------------------------------------------------------------------------
 Broker non-vote (where the       Considered "present" at meeting for      Broker non-votes do not count as a
 underlying holder has not        purposes of quorum                       vote "for" and effectively result in a
 voted and the broker does                                                 vote "against."
 not have discretionary
 authority to vote the shares)
------------------------------------------------------------------------------------------------------------------
 Proxy with no voting             Considered "present" at meeting for      Voted "for" the proposal.
 Instruction (other than          purposes of quorum
 broker non-vote)
------------------------------------------------------------------------------------------------------------------
 Vote to abstain                  Considered "present" at meeting for      Abstentions do not constitute a vote
                                  purposes of quorum                       "for" and effectively result in a vote
                                                                           "against."
------------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained, the meeting may be adjourned as more fully described in this proxy statement and prospectus. Your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

ADDITIONAL INFORMATION ABOUT JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND


Investment Adviser
JHA is the investment adviser to the John Hancock Fund. JHA, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and had $29 billion in assets under management in its capacity as investment adviser to the funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts, as of December 31, 2001.


JHA is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in 2000. The Life Company is one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The board of trustees of the John Hancock Fund is responsible for overseeing the performance of the fund's investment adviser and subadviser and determining whether to approve and renew the fund's investment management contract and the sub-investment management contract. For a discussion of these contracts, see "Material Provisions of the Management Contract and the Sub-Investment Management Contract" below.

Investment Subadviser
YWM will serve as the John Hancock Fund's investment subadviser and is located at 630 Fifth Avenue, New York, New York 10111. YWM has been providing investment advisory services since 1968 and is controlled by Mr. George M. Yeager, President. YWM provides investment advisory services to individual and institutional investors with assets under management of $345 million as of December 31, 2001. YWM has been the investment adviser to your fund since it commenced operations.

Portfolio Managers
Mr. George M. Yeager, President of YWM, and Mr. George P. Fraise, Executive Vice President of YWM, will be responsible for the day-to-day management of the John Hancock Fund's portfolio. Mr. Yeager has been with YWM since 1968. Mr. Fraise joined YWM in early 2000 and is a member of its Investment Policy Committee. Messrs. Yeager and Fraise are portfolio managers of your fund. Mr. Yeager has been responsible for portfolio management of your fund since it commenced operations. Prior to joining YWM, Mr. Fraise was associated with Scudder Kemper Investments where he was a co-manager for the Scudder Large Company Growth Fund and a co-lead manager for the Kemper Growth Fund.

MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT AND THE SUB-INVESTMENT MANAGEMENT CONTRACT

Management Contract -- U.S. Global Leaders Growth Fund
The following is a summary of the material terms of the your fund's existing investment advisory agreement with YWM (the "YWM Management Contract").

Services. Under the YWM Management Contract, YWM provides your fund with advice on buying and selling securities, broker-dealer selection, and negotiation of brokerage commission rates. In addition to managing the investments of the fund, YWM furnishes office space and facilities, equipment and clerical personnel necessary for carrying out its duties under the YWM Management Contract and pays all compensation of any trustees, officers and employees of the fund who are affiliated persons of YWM. All operating costs and expenses relating to the fund not expressly assumed by YWM under the YWM Management Contract are paid by the fund.

Compensation. As compensation under the YWM Management Contract, the fund pays YWM a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the fund at the rate of 1.00% annually. For the fiscal year ended June 30, 2001, your fund paid management fees to YWM equal to $845,254.

YWM has voluntarily agreed to reduce its fees and/or pay expenses of your fund to ensure that your fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.39% of the fund's average daily net assets. YWM may modify or eliminate this waiver at any time. YWM is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, subject to review by the trustees. Your fund must pay its current ordinary operating expenses before YWM is entitled to any reimbursement of fees and/or expenses. There have been no such reimbursements to date and none are expected to be made prior to the proposed closing date.

Limitation of Liability. YWM shall not be liable for any loss sustained by reason of the purchase sale or retention of any security, provided that YWM shall not by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under the agreement be protected against any liability.

Term. The YWM Management Contract continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Termination, Continuance and Amendment. The YWM Management Contract continues from year to year subject to approval of its continuance at least annually by the vote of (1) the board of trustees (or a majority of the outstanding shares of your fund), and (2) a majority of your fund's independent trustees, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated at any time, without penalty, by either party to the agreement upon 60 days' written notice and is automatically terminated in the event of its "assignment," as defined in the Investment Company Act. The YWM Management Contract was last approved by the board of trustees at a meeting called for that purpose on June 20, 2001.

Management Contract -- the John Hancock Fund
The following is a summary of the material terms of the John Hancock Fund's investment management contract with JHA (the "JHA Management Contract").

Services. Under the JHA Management Contract, JHA, subject to the direction of the trustees, provides the fund with a continuous investment program for the management of its assets, consistent with the fund's investment objective and policies. JHA provides for such investment program through the retention of YWM as subadviser. In addition, JHA:

 o pays the fee of YWM as subadviser and supervises YWM's activities as subadviser;

 o advises the fund in connection with policy decisions to be made by the trustees;

 o provides day-to-day administration; and

 o provides required reports and recommendations to the trustees and maintains the records of the fund.

JHA provides the fund with office space, supplies and other facilities required for the business of the fund. JHA pays the compensation of all officers and employees of the fund and pays the expenses of clerical services related to the administration of the fund. Other than expenses specifically assumed by JHA, all expenses incurred in the continuing operation of the fund are borne by the fund, including fees of the independent trustees and all fees of lawyers and accountants.

Compensation. The John Hancock Fund pays an investment management fee to JHA equal on an annual basis to 0.75% of the average daily net assets of the fund. Because the fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the fund has not paid management fees in the past.


As described above, JHA has agreed for at least two years following the reorganization, and at least five years if the Sub-Investment Management Contract with YWM remains in effect, to reduce its fees and/or pay expenses of the John Hancock Fund to ensure that the fund's Class A aggregate operating expenses will not exceed 1.37% of the fund's Class A average daily net assets. Unlike your fund, JHA will not seek any reimbursement of fees and or expenses in subsequent years in excess of the expense reductions.


Term. The proposed contract will take effect on the closing date of the reorganization and will remain in effect for two years. Thereafter, the proposed contract will continue in effect from year to year subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The JHA Management Contract provides that JHA is not liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the matters to which the respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the JHA in the performance of its duties or from the reckless disregard of its obligations and duties under the contract.

Termination, Continuance and Amendment. Except as described above the JHA Management Contract continues from year to year subject to annual approval of its continuance by a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval, and annual approval by either (a) the fund's trustees, or (b) a majority of the fund's outstanding voting securities, as defined in the Investment Company Act. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the fund's outstanding voting securities, or by JHA. The contract terminates automatically in the event of its assignment or in the event that JHA ceases to act as the fund's investment adviser.

Use of Name "John Hancock." Under the JHA Management Contract, if JHA ceases to act as the fund's investments adviser, the fund (to the extent that it lawfully can) must cease to use the name " John Hancock U.S. Global Leaders Growth Fund" or any name derived from the name "John Hancock" or any other name indicating that the fund is advised by or otherwise associated with JHA.

Sub-Investment Management Contract -- the John Hancock Fund
YWM will serve as subadviser to the John Hancock Fund pursuant to a sub-investment management contract among the fund, JHA and YWM (the "Sub-Investment Management Contract"). The following is a summary of certain of the material terms of the Sub-Investment Management Contract.

Services. Under the Sub-Investment Management Contract YWM will, at its own expense:

 o furnish JHA and the fund with advice and recommendations with respect to the purchase, holding and disposition of portfolio securities;

 o furnish JHA and the fund with advice as to exercise of voting rights, subscription rights, rights to consent to corporate action and any other rights pertaining to the fund's assets;

 o furnish JHA and the fund with research, economic and statistical data in connection with the fund's investments and investment policies;

 o submit reports relating to the valuation of the fund's securities and monitor valuations in accordance with the fund's valuation procedures;

 o make reports of YWM's performance of its services and compliance with applicable statutory and regulatory requirements;

 o maintain certain books and records with respect to the fund's securities transactions; and

 o cooperate with and provide reasonable assistance to JHA, the fund, and the fund's other agents and representatives with respect to requests for information and preparation of regulatory filings and reports.

YWM is required to place all trades for the John Hancock Fund through JHA's trading desk. JHA shall have complete authority to determine the brokers or dealers through which any trade by the fund is placed and as to the timing and manner of the execution of any such trade.

Compensation. JHA will pay YWM a quarterly fee equal on an annual basis to the following percentages of the fund's average daily net assets:

 o 0.3375% with respect to the first $500,000,000 of the average daily net asset value of the fund;

 o 0.300% with respect to the average daily net asset value of the fund in excess of $500,000,000 up to $1,000,000,000;

 o 0.2625% with respect to the average daily net asset value of the fund in excess of $1,000,000,000 up to $1,500,000,000;

 o 0.225% of the average daily net asset value of the fund in excess of $1,500,000,000 up to $2,000,000,000; and

 o 0.1875% of the average daily net asset value of the fund in excess of $2,000,000,000.


During the first year of the agreement, JHA has agreed to pay YWM a minimum fee under the Sub-Investment Management Contract of $750,000. The sub-advisory fee is subject to reduction if during the first five years of this contract, Messrs. George M. Yeager, George P. Fraise or any other person designated as a co-portfolio manager of the John Hancock Fund ceases employment with YWM and is not replaced with a new co-portfolio manager acceptable to JHA. Moreover, during the initial three year term of the Sub-Investment Management Contract, if the sub-advisory fee exceeds certain annual targets, payment of any additional subadvisory fee for such year is deferred until the Sub-Investment Management Contract has been in place for three years, at which time the deferred amounts will be payable to YWM; provided, however, if at any time prior to such third year anniversary if George Yeager ceases to be employed by YWM or is not an active member of the fund's portfolio management team, other than due to termination of the Sub-Investment Management Contract by JHA or the John Hancock Fund without Cause (as defined in the Master Agreement), the amounts deferred shall no longer be payable to YWM. The amount of the deferred fee over the three year period may not exceed $3.25 million.


Limitation of Liability. The Sub-Investment Management Contract provides that YWM shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by JHA, the fund or any of their affiliates as a result of any error of judgment or mistake of law by YWM with respect to the fund, except that YWM shall be liable for and shall indemnify JHA and the fund from any loss arising out of or based on (i) YWM's causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund's prospectus or statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to YWM by the trustees of the fund or JHA, (ii) YWM's causing the fund to fail to satisfy the requirements for qualification as a regulated investment company under the Code, or (iii) YWM's willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under the Sub-Investment Management Contract.


Term, Termination. The Sub-Investment Management Contract shall remain in force until June 30, 2007, provided its continuance is approved prior to June 30, 2003 and annually thereafter as required by the Investment Company Act. The Sub-Investment Management Contract may be terminated at any time on 10 days' written notice without penalty by (a) the fund's trustees, (b) a majority of the fund's outstanding voting securities, as defined in the Investment Company Act, or (c) by JHA; and may be terminated upon 30 days written notice by YWM. Termination of the agreement with respect to the fund shall not be deemed to terminate or otherwise invalidate any provisions of any contract between YWM and any other series of the Trust. The agreement shall automatically terminate in the event of its assignment or upon termination of the JHA Investment Management Contract.

JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND CLASS A
RULE 12b-1 PLAN


As described above, the John Hancock Fund has adopted a Rule 12b-1 plan for its Class A shares (the "Plan"). Because the 12b-1 fees payable under the Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

Compensation and Services. Under the Plan, the fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% of the fund's average daily net assets attributable to Class A shares. The distribution fee will be used to reimburse the John Hancock Funds, LLC for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to selling brokers and others (including affiliates of the John Hancock Funds, LLC) engaged in the sale of fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders. In the event that the Distributor is not fully reimbursed for payments or expenses incurred under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Because the John Hancock Fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the fund has not paid Rule 12b-1 fees in the past.

Trustee Approval and Oversight. The Plan was approved by the trustees of the John Hancock Fund, including a majority of the fund's independent trustees, by votes cast in person at meetings called for the purpose of voting on the Plan on February 26, 2002. Pursuant to the Plan, at least quarterly, the Distributor will provide the fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

Term and Termination. The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the fund's trustees and the independent trustees. The Plan provides that it may be terminated without penalty, (a) by the vote of a majority of the fund's trustees, independent trustees, or by a vote of a majority of the fund's outstanding Class A shares or (b) by the Distributor upon 60 days' written notice to the fund. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding Class A shares of the fund. The Plan provides, that no material amendment to the Plan will be effective unless it is approved by a majority vote of the trustees and the independent trustees. The holders of Class A shares have exclusive voting rights with respect to the Plan. In adopting the Plan, the trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the applicable class of shares of the fund.

Joint Expenditures. Amounts paid to the Distributor under the Plan will not be used to pay the expenses incurred with respect to any other class of shares; provided, however, that expenses attributable to the fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of trustees. From time to time, the fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by each fund in proportion to the relative net asset value of the participating fund.

FINANCIAL HIGHLIGHTS

This table shows U.S. Global Leaders Growth Fund's financial performance for the past five fiscal years and the six month period ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the U.S. Global Leaders Growth Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information (other than with respect to the six month period ended December 31, 2001) has been audited by Ernst & Young LLP, Independent Auditors. Their report and U.S. Global Leaders Growth Fund's financial statements are included in its Annual Report, which is available upon request.


                                              Six Month
                                             Period Ended                        Year Ended June 30,
                                             December 31, ---------------------------------------------------------------
                                                 2001         2001        2000          1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $24.98       $26.37      $25.65        $22.35       $16.29       $12.08
                                                ------       ------      ------        ------       ------       ------
Income from investment operations:
 Net investment loss                             (0.05)       (0.14)      (0.07)        (0.13)       (0.07)       (0.04)
 Net realized and unrealized gain (loss)
  on investments                                  0.30        (1.25)       0.79          3.43         6.13         4.39
                                                ------       ------      ------        ------       ------       ------
Total from investment operations                  0.25        (1.39)       0.72          3.30         6.06         4.35
                                                ------       ------      ------        ------       ------       ------
Less distributions:
 From net realized gain                             --           --          --            --           --        (0.14)
                                                ------       ------      ------        ------       ------       ------
Net asset value, end of year                    $25.23       $24.98      $26.37        $25.65       $22.35       $16.29
                                                ======       ======      ======        ======       ======       ======
Total return                                      1.00%       (5.27)%      2.81%        14.77%       37.20%       36.29%
Ratios/supplemental data:
 Net assets, end of year (millions)              $84.5       $ 81.2      $ 86.9        $129.0       $ 89.4       $ 26.9
Ratio of expenses to average net assets:
 Before fees waived and expenses absorbed         1.38%        1.38%       1.31%         1.31%        1.43%        1.87%
 After fees waived and expenses absorbed          1.38%        1.38%       1.31%         1.31%        1.42%        1.48%
Ratio of net investment loss to average
net assets:
 Before fees waived and expenses absorbed       (0.41)%       (0.54)%     (0.23)%       (0.66)%      (0.67)%      (0.79)%
 After fees waived and expenses absorbed        (0.41)%       (0.54)%     (0.23)%       (0.66)%      (0.66)%      (0.39)%
Portfolio turnover rate                           3.61%        3.12%      24.91%        14.27%        4.02%       21.49%

INFORMATION CONCERNING THE MEETING


Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, YWM and your fund's transfer agent, Orbitex Data Services, Inc. by the John Hancock Fund's transfer agent, John Hancock Signature Services, Inc., ("JHSS") or by broker-dealer firms. JHSS, together with a third party solicitation firm, has agreed to provide proxy solicitation services to your fund at a cost of approximately $15,000, to be paid by JHA.


Revoking Proxies
A U.S. Global Leaders Growth Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

 o By filing a written notice of revocation with your fund's transfer agent, Orbitex Data Services, Inc., P.O. Box 542007, Omaha, NE 68154-1952, or

 o By returning a duly executed proxy with a later date before the time of the meeting, or

 o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.


Outstanding Shares and Quorum
As of March 20, 2002, 4,448,994 shares of beneficial interest of your fund were outstanding. Only shareholders of record on March 20, 2002 (the "record date") are entitled to notice of and to vote at the meeting. The presence in person or by proxy of shareholders of your fund entitled to cast 40% of the votes entitled to be cast at the Meeting will constitute a quorum.


Other Business
Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments
If, by the time scheduled for the Meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the original meeting date (in which case the Board of Trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

Telephone Voting
In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

 o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

 o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

 o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

 o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

 o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.


Internet Voting
You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meting. Do not mail the proxy card if you are voting via the Internet. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders give their voting instructions, and to confirm that shareholders instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

o Read the proxy statement and have your proxy card at hand.

o Go to the Web site www.proxyweb.com.

o Enter control number found on your proxy card.

o Follow the simple instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.


o To insure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareholders' Proposals
Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by the your fund at 630 Fifth Avenue, New York, New York 10111 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS


To the knowledge of your fund, as of March 20, 2002, the following persons owned of record or beneficially 5% or more of the outstanding shares of U.S. Global Leaders Growth Fund. No shares of the John Hancock Fund were outstanding as of that date.

--------------------------------------------------------------------------------
      Names and addresses              Shares of
       of owners of more          U.S. Global Leaders     Pro Forma Ownership
       than 5% of shares              Growth Fund         of John Hancock Fund
--------------------------------------------------------------------------------
 Charles Schwab & Co                    39.25%                   39.25%
 101 Montgomery St
 San Francisco, CA 94104
--------------------------------------------------------------------------------
 Salomon Smith Barney                   10.71%                   10.71%
 333 West 34th St
 New York, NY 10001
--------------------------------------------------------------------------------
 Lazard Freres & Co LLC                  5.03%                    5.03%
 Lazard Freres Banque
 30 Rockefeller Plaza 60th Fl
 New York, NY 10020
--------------------------------------------------------------------------------


As of March 20, 2002, the trustees and officers of your fund and the trustees and officers of the John Hancock Fund, each as a group, owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial statements and the financial highlights of U.S. Global Leaders Growth Fund for the fiscal year ended June 30, 2001 and the six-month period ended December 31, 2001 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights (except for the period ending December 31, 2001) for U.S. Global Leaders Growth Fund have been independently audited by Ernst & Young LLP as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

U.S. Global Leaders Growth Fund and the John Hancock Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                      EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION


THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 12th day of April, 2002, by and between John Hancock U.S. Global Leaders Growth Fund (the "Acquiring Fund"), a series of John Hancock Capital Series, a Massachusetts business trust (the "Acquiring Trust") with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts, and Professionally Managed Portfolios (formerly Avondale Investment Trust), a Massachusetts business trust (the "Trust"), on behalf of U.S. Global Leaders Growth Fund (the "Acquired Fund"), a series of the Trust with its principal place of business at 630 Fifth Avenue, New York, New York. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."


This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is used in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of (i) the liabilities of the Acquired Fund that are included in the calculation of net asset value ("NAV") on the Closing Date set forth below (the "Closing Date") and (ii) the liabilities of the Acquired Fund on the Closing Date with respect to its investment operations that are both (a) not required by generally accepted accounting principles ("GAAP") to be included in the calculation of NAV and (b) are consistent with liabilities incurred by registered management investment companies in the ordinary course of their businesses (i.e., not including any extraordinary obligations, including, but not limited to legal proceedings, shareholder claims and distribution payments) (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, Acquiring Trust and the Trust are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest.

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders.

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

   1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefore: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in Paragraph 2.2; and
       (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. Such transactions shall take place at the Closing provided for in Paragraph 3.1.

   1.2 (a) The Acquired Assets shall consist of all of its property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund or the Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Trust and the Acquiring Trust, be provided access to) copies of all records that the Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

       (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof), but will not, without the prior approval of the Acquiring Fund, acquire any additional securities of the type in which the Acquiring Fund is not permitted to invest in accordance with its fundamental investment policies and restrictions or any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

   1.3 The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at Closing.

   1.4 After the Acquiring Fund Shares have been issued to the Acquired Fund and immediately prior to the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund (as provided in Section 1.6), the Acquired Fund, as the initial shareholder of the Acquiring Fund, shall approve (i) the Investment Management Contract between the Acquiring Fund and John Hancock Advisers, LLC, (ii) the Sub-Investment Management Contract among the Acquiring Fund, John Hancock Advisers, LLC and Yeager, Wood & Marshall, Incorporated, (iii) the Acquiring Fund's Class A Plan of Distribution, (iv) the Acquiring Fund's fundamental investment policies and restrictions, and (v) such other matters as are appropriate for an initial shareholder of an investment company to approve.

   1.5 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the Trust instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Acquired Fund Shareholders. The Trust shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

   1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Class A shares. The Acquired Fund Shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund, but shall evidence ownership of Acquiring Fund Shares as determined in accordance with Paragraph 1.1. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered by an Acquired Fund Shareholder, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to such Acquired Fund Shareholder, but such Acquired Fund Shareholder may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

   1.7 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.8 The Acquired Fund shall, following the Closing Date, the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund, the assumption of the Assumed Liabilities by the Acquiring Fund, and distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders pursuant to Paragraph 1.6, be terminated as a series of the Trust under the laws of the Commonwealth of Massachusetts and in accordance with the Trust's Declaration of Trust and By-Laws.

   1.9 Any reporting responsibility of the Trust with respect to the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2. VALUATION

   2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Assets shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by The Bank of New York (the "Acquiring Fund Custodian") in the manner set forth in the Acquiring Trust's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date, the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of the Acquired Fund. The NAV of the Acquired Assets shall be computed by Firstar Institutional Custody Services (the "Acquired Fund Custodian") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to Section 5.7, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Custodian shall confirm the NAV of the Acquired Assets.

   2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Custodian by dividing the NAV of the Acquired Assets, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

   2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Custodian and the Acquired Fund Custodian, respectively, to deliver a copy of its valuation report, reviewed by its independent accountants, to the other party at Closing. All computations of value shall be made by the Acquiring Fund Custodian and the Acquired Fund Custodian in accordance with its regular practice as custodian and pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be May 17, 2002 or such later date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided (the "Closing"). The Closing shall be held at the offices of Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

   3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund Custodian, as custodian of the Acquired Fund, as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquired Fund Custodian by recording the transfer of beneficial ownership thereof on its records.

   3.3 The Acquiring Fund Custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and
       (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets. Any cash delivered shall be in the form of currency or by the Acquired Fund Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund Custodian with immediately available funds by wire transfer pursuant to instruction delivered prior to Closing.

   3.4 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of beneficial interest of the Acquired Fund owned by each such Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Vice President of the Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders,
       (b) provided by the Acquired Fund Custodian, or (b) derived from the Trust's records by such officers or one of the Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 Except as set forth on Schedule 4.1 hereto, the Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warrantees and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquired Fund is a series of the Trust. The Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund Shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect. The Acquired Fund is a non-diversified investment company under the Investment Company Act;

       (c) The Trust is not in violation of, and the execution, delivery and performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Acquired Fund's Declaration of Trust (the "Acquired Fund's Declaration") or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Trust is a party or by which the Acquired Fund or its assets are bound;

       (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated and that will be binding upon the Acquiring Fund as the successor to the Acquired Fund;

       (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without material liability to the Acquired Fund (or the Acquiring Fund) at or prior to the Closing Date;

       (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of income and changes in net asset value as of and for the period ended June 30, 2001 has been audited by Ernst & Young LLP, independent certified public accountants, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such dates and the results of its operations for the periods then ended, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein. The Statement of Assets and Liabilities of the Acquired Fund to be delivered as of the Closing Date pursuant to Paragraph 5.7 will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date;

       (g) Since June 30, 2001, except as specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement including Section 7.4), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

       (h) (A) For each taxable year of its operation since its inception (including the current taxable year), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to Section 851(d) of the Code. The Acquired Fund has not taken any action which has caused or will cause the Acquired Fund to fail to qualify as a regulated investment company under the Code. The Acquired Fund has neither
               (i) been notified that any Tax Return or other filing of the Acquired Fund has been reviewed or audited (or that such a review or audit is currently in process or contemplated) by any federal, state, local or foreign taxing authority, nor (ii) been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position.

           (B) Within the times and in the manner prescribed by law, the Acquired Fund has filed Tax Returns, and all Tax Returns were complete and accurate in all material respects;

           (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due, and has made adequate provision for all such amounts which have not yet become due;

           (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported and accurately set forth all items required to be included or reflected in such returns except for such instances of misreporting with respect to which, individually or in the aggregate, the Acquired Fund is not required to notify any shareholder or any governmental or regulatory authority or agency;

           (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

           (F) The Acquired Fund has not been notified that any examinations of the federal, state, local or foreign Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

           (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

           (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities (rather than in any notes thereto). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been paid to the proper court, arbitrational tribunal, administrative agency or commission or other governmental or regulatory authority or agency;

           (I) The Acquired Fund has delivered to Acquiring Fund or made available to Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of
               Section 6662 of the Code.;


           (J) The Acquired Fund: (i) is not a "consenting corporation" within the meaning of Section 341(f) of the Code, and none of the assets of the Acquired Fund are subject to an election under Section 341(f) of the Code; and (ii) has not been a United States real property holding corporation with the meaning of Section 897(c)(2) of the Code during the applicable period specified in
               Section 897(c)(1)(A)(ii) of the Code;

           (K) None of the assets of the Acquired Fund: (i) is property that is required to be treated as being owned by any other person pursuant to the provisions of former Section 168(f)(8) of the Code; (ii) is "tax-exempt use property" within the meaning of
               Section 168(h) of the Code; or (iii) directly or indirectly secures any debt the interest on which is tax-exempt under
               Section 103(a) of the Code;

           (L) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
               (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date;
               (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

           (M) The Acquired Fund has not taken or agreed to take any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a) of the Code. The Acquired Fund is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a) of the Code;

           (N) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

           (O) The Acquired Fund has not participated in or cooperated with, nor will it, prior to the Closing Date, participate in or cooperate with, an international boycott within the meaning of Section 999 of the Code;

           (P) The Tax bases of the assets of the Acquired are accurately reflected on the Acquired Fund's Tax books and records;

           (Q) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

           (R) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

           (S) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for federal income tax purposes;

           (T) The Acquired Fund's Tax attributes are not limited, and will not be limited as a result of the Reorganization, under the Code (including but not limited to any capital loss carryforward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

           (U) For purposes of this Agreement, "Taxes" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

       (i) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest of the Acquired Fund, nor is there outstanding any security convertible into any of its shares of beneficial interest of the Acquired Fund;

       (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

       (k) The Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust's Board of Trustees, and, subject to the approval of the Acquired Fund Shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (l) The information to be furnished by Yeager, Wood & Marshall, Incorporated or the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

       (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934 (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

       (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement;

       (o) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

       (p) The prospectus and statement of additional information of the Acquired Fund, each dated October 29, 2001 (collectively, the "Acquired Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

       (q) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

       (r) The Acquired Fund has previously provided to the Acquiring Fund (and will at the Closing provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulation thereunder and the rules of the NASD;

       (s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

       (t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
           Section 7.6 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform the obligations under this Agreement. Neither the Acquiring Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Trust and the Acquiring Fund have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Acquiring Fund is a series of the Acquiring Trust and, as of the Closing Date, will not have any assets or commenced investment operations;

       (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

       (c) The Acquiring Trust's post-effective amendment to its registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of its date and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

       (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, each dated April 12, 2002, and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       (e) The Acquiring Trust and the Acquiring Fund are not in violation of, and the execution and delivery of this Agreement and performance of their obligations under this Agreement will not result in a violation of, any provisions of the Acquiring Trust's Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to which the Acquiring Trust or the Acquiring Fund is a party or by which the Acquiring Trust or the Acquiring Fund or any of their assets is bound;

       (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Trust knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

       (g) The Acquiring Fund intends to elect to qualify as a regulated investment company under Section 851 of the Code. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

       (h) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement, will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

       (i) The Acquiring Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Trust and/or the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Trust, the Acquiring Fund and their Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Trust and Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (j) The information to be furnished by the Acquiring Trust, the Acquiring Fund or John Hancock Advisers, LLC for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

       (k) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund or the Acquiring Trust, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

       (l) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act") or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

       (m) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
           Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND

   5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

   5.2 The Trust will call a special meeting of Acquired Fund Shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

   5.3 The Acquiring Trust will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. The Trust will provide the Acquiring Trust with information reasonably necessary for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

   5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund's shares.

   5.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Assets as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Trust.

   5.8 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

   5.9 The Trust shall maintain errors and omissions insurance covering management to the Acquired Fund prior to and including the Closing Date.

   5.10 From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquiring Trust and the Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund and the Acquiring Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

   6.1 All representations and warranties by or on behalf of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

   6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund;

   6.4 The Acquired Fund shall have received at the Closing a favorable opinion of counsel, who may be an employee or officer of John Hancock Advisers, LLC (based upon or subject to such representations, assumptions and limitations as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form reasonably satisfactory to Acquired Fund, including, without limitation, opinions substan-tially to the effect that (a) the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders pursuant to this Agreement are duly registered under the Securities Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof, and (b) the Registration Statement has become effective with the Commission and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened; and

   6.5 With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust and Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

   7.1 All representations and warranties of the Acquired Fund contained in this Agreement by or on behalf of the Trust and Acquired Fund shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer or Assistant Treasurer;

   7.3 The Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name of the Trust on behalf of the Acquired Fund by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

   7.4 On the Closing Date, the NAV of the Acquired Assets as calculated in accordance with Section 2.1 (after accounting for subscription and redemption activity on such date, but prior to the closing of the Reorganization) shall be no less than $59 million;

   7.5 As of the calendar quarter end immediately preceding the Closing Date, the Acquired Fund shall have for the two year period then ended performance in one of the top two quartiles of the "Lipper Large Cap Growth" peer group;

   7.6 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund;

   7.7 The Trust shall have delivered to the Acquiring Fund a written opinion of Ernst & Young LLP to the effect that the Acquired Fund has qualified and elected to be treated as a "regulated investment company" as defined in
       Section 851 of the Code for each taxable year since its inception and was diversified under Section 851(b)(3) of the Code (without regard to Section 851(d) of the Code) at the close of the Acquired Fund's quarter immediately preceding the Closing Date; and

   7.8 With respect to the Acquired Fund, the Board of Trustees of the Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing the Acquired Fund Shareholders would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

    8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Shareholders in accordance with the provisions of the Trust's Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

    8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

    8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

    8.4 Each of the Acquiring Trust's Registration Statement on Form N-14 and the post-effective amendment to the Acquiring Trust's Registration Statement on Form N-1A adding the Acquiring Fund as a series of the Acquiring Trust (and reflecting the Acquiring Fund as the accounting successor of the Acquired Fund) shall have become effective under the Securities Act and no stop orders suspending the effectiveness of either of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

    8.5 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust and the Acquiring Trust, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Trust may waive the conditions set forth in this Paragraph 8.5.

    8.6 Each of the Acquiring Fund and the Acquired Fund agrees to make, to the extent that it is able to accurately do so, and provide representations with respect to itself that are reasonably necessary to enable Hale and Dorr LLP to deliver an opinion substantially as set forth in Paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

    9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

    9.2 The parties have been informed by John Hancock Advisers, LLC that it will pay the expenses of the Acquired Fund incurred in connection with the Reorganization. Except for the foregoing, the Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

   10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of two years following the Closing Date.

11. TERMINATION

   11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

        (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

        (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

        (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

        (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund Shareholders; or

        (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to July 31, 2002 or such other date as the parties may mutually agree upon in writing.

   11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Trust or the Acquired Fund, or the Trustees or officers of the Trust or the Acquired Fund, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund Shareholders without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o Yeager, Wood & Marshall, Incorporated, 630 Fifth Avenue, New York, New York, Attention: George M Yeager, with copies to: Susan S. Newton and the Acquiring Fund c/o John Hancock Advisers, LLC, 101 Huntington Avenue, Boston Massachusetts Attention:
Maureen Ford, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Jeffrey N. Carp, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

   14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Trust shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the trust property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Trust, respectively. The execution and delivery of this Agreement have been authorized by the Trustees of each of the Acquiring Trust and the Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Trust, respectively.

   14.6 The Trust shall indemnify and hold harmless the Acquiring Trust and the Acquiring Fund and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the "Acquiring Group") from and against any and all claims, losses, judgments, liabilities, settlements, fines, penalties, interest costs and expenses (including all reasonable attorneys' fees and disbursements whether incurred in resolving indemnification issues between or among parties to this Agreement or in defending third-party claims, and collectively with such claims, etc., "Losses") that result from, arise out of or are connected with any breach or alleged breach of any representation, warranty or covenant of the Trust or the Acquired Fund contained in this Agreement. Any member of the Acquiring Group with an indemnification claim for Losses hereunder shall notify the Trust in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.

   14.7 The Acquiring Trust shall indemnify and hold harmless the Trust and the Acquired Funds and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the "Acquired Group") from and against any and all Losses that result from, arise out of or are connected with any breach or alleged breach of any representation, warranty or covenant of the Acquiring Trust or the Acquiring Fund contained in this Agreement. Any member of the Acquired Group with an indemnification claim for Losses hereunder shall notify the Acquiring Trust in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.


Attest:                                 PROFESSIONALLY MANAGED PORTFOLIOS
                                        on behalf of
                                        U.S. GLOBAL LEADERS GROWTH FUND

By:                                     By:
    ------------------------------          ------------------------------------------

Name: Robin Berger                      Name: Steven Paqqioli
Title: Assistant Secretary              Title: President


Attest:                                 JOHN HANCOCK CAPITAL SERIES,
                                        on behalf of
                                        JOHN HANCOCK U.S. GLOBAL LEADERS
                                        GROWTH FUND

By:                                     By:
    ------------------------------          ------------------------------------------
Name: Susan S. Newton                   Name: Maureen R. Ford
Title: Secretary                        Title: Chairman, President and Chief Executive
                                               Officer

                             -----------------------

                                      Thank
                                       You
                                   for mailing
                                 your proxy card
                                    promptly!

                             -----------------------

                           John Hancock Funds, LLC
                           MEMBER NASD
                           101 Huntington Avenue
                           Boston, MA 02199-7063

                           1-800-225-5291
                           1-800-554-6713 TDD
                           1-800-338-8080 EASI-Line

                           www.jhfunds.com

                                                     VOTE THIS PROXY CARD TODAY!
                                                  YOUR PROMPT RESPONSE WILL SAVE
                                              THE EXPENSE OF ADDITIONAL MAILINGS


U.S. GLOBAL LEADERS GROWTH FUND
SPECIAL MEETING OF SHAREHOLDERS -MAY 8, 2002
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) _________________, _________________ and _______________, with full power of substitution in each, to vote all the shares of beneficial interest of U.S. Global Leaders Growth Fund (your fund) which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of your fund to be held at ________________________________, on May 8, 2002 at [10:00 a.m.],
Eastern time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated April 12, 2002 is hereby acknowledged. If not revoked, this proxy shall be voted "for" the proposal.

                                 Date                               , 2002

                                 PLEASE SIGN, DATE AND RETURN
                                 PROMPTLY IN ENCLOSED ENVELOPE


                                 -----------------------------------------------

                                 -----------------------------------------------
                                              Signature(s)
                                 NOTE: Signature(s) should
                                 agree with the name(s)
                                 printed herein. When
                                 signing as attorney,
                                 executor, administrator,
                                 trustee or guardian, please
                                 give your full name as
                                 such. If a corporation,
                                 please sign in full
                                 corporate name by president
                                 or other authorized
                                 officer. If a partnership,
                                 please sign in partnership
                                 name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                                  YOUR PROMPT RESPONSE WILL SAVE
                                              THE EXPENSE OF ADDITIONAL MAILINGS


THIS PROXY WILL BE VOTED IN FAVOR OF ("FOR") PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

               PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW

(1) To approve an Agreement and Plan of Reorganization between U.S. Global Leaders Growth Fund (your fund) and John Hancock U.S. Global Leaders Growth Fund (the "John Hancock Fund"). Under this Agreement, as more fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment policies and strategies as your fund.

         FOR      |_|               AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

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   John Hancock
------------------
JOHN HANCOCK FUNDS

                         Internet Proxy Voting Service
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                               John Hancock Funds
                        U.S. Global Leaders Growth Fund

THE TRUSTEES RECOMMEND A VOTE "FOR" THE FOLLOWING PROPOSAL.

Proposal 1. To approve an Agreement and Plan of          oFOR  oAGAINST oABSTAIN
            Reorganization between U.S. Global Leaders
            Growth Fund (your fund) and John Hancock
            U.S. Global Leaders Growth Fund (the "John
            Hancock Fund"). Under the Agreement, as more fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John
            Hancock Fund, a newly-created fund with
            substantially similar investment policies and strategies as your fund.



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

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------------------
JOHN HANCOCK FUNDS

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                        U.S. Global Leaders Growth Fund

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THE TRUSTEES RECOMMEND A VOTE "FOR" THE FOLLOWING PROPOSAL.

Proposal 1. To approve an Agreement and Plan of          oFOR
            Reorganization between U.S. Global Leaders
            Growth Fund (your fund) and John Hancock
            U.S. Global Leaders Growth Fund (the "John
            Hancock Fund"). Under the Agreement, as more fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John
            Hancock Fund, a newly-created fund with
            substantially similar investment policies and strategies as your fund.

Please refer to the proxy statement for discussion of each of these matters.

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


                     JOHN HANCOCK GLOBAL LEADERS GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 12, 2002

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Prospectus (also dated April 12, 2002) which covers Class A shares of beneficial interest of John Hancock Global Leaders Growth Fund to be issued in exchange for shares of beneficial interest of U.S. Global Leaders Growth Fund, a series of Professionally Managed Portfolios. Please retain this Statement of Additional Information for further reference.

The Prospectus is available to you free of charge (please call 1-800-282-2340).

                                TABLE OF CONTENTS

EXHIBITS......................................................................1

INTRODUCTION..................................................................1

INCORPORATION BY REFERENCE....................................................1

ADDITIONAL INFORMATION ABOUT U.S. GLOBAL LEADERS GROWTH FUND..................2
   Fund History...............................................................2
   Description Of The Fund And Its Investment Risks...........................2
   Management Of The Fund.....................................................2
   Control Persons And Principal Holders Of Securities........................3
   Investment Advisory And Other Services.....................................3
   Brokerage Allocation And Other Practices...................................3
   Captial Stock And Other Securities.........................................4
   Purchase, Redemption And Pricing Of Shares.................................4
   Taxation Of The Fund.......................................................4
   Underwriters...............................................................4
   Calculation Of Performance Data............................................4
   Financial Statements.......................................................4

ADDITIONAL INFORMATION ABOUT JOHN HANCOCK U.S.
 GLOBAL LEADERS GROWTH FUND...................................................4
   Fund History...............................................................4
   Description Of The Fund And Its Investment Risks...........................4
   Management Of Pioneer High Yield Fund......................................4
   Control Persons And Principal Holders Of Securities........................5
   Investment Advisory And Other Services.....................................5
   Brokerage Allocation And Other Practices...................................5
   Capital Stock And Other Securities.........................................5
   Purchase, Redemption And Pricing Of Shares.................................5
   Taxation Of The Fund.......................................................5
   Underwriters...............................................................5
   Calculation Of Performance Data............................................5
   Financial Statements.......................................................5

                                    EXHIBITS

         The following documents are attached as exhibits to this Statement of Additional Information:

         Exhibit A - Statement of Additional Information, dated April 12, 2002, of John Hancock U.S. Global Leaders Growth Fund (the
                     "John Hancock Fund SAI")

         Exhibit B - Annual Report, dated June 30, 2002, of U.S. Global Leaders
                     Growth Fund

         Exhibit C - Semi-Annual Report, dated December 31, 2001, of U.S. Global
                     Leaders Growth Fund

         Pro forma financial statements are not included as U.S. Global Leaders Growth Fund is being combined with John Hancock U.S. Global Leaders Growth Fund, which is newly created and does not have material assets or liabilities.

                                  INTRODUCTION

         This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated April 12, 2002 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of U.S. Global Leaders Growth Fund, a series of Professionally Managed Portfolios into John Hancock U.S. Global Leaders Growth Fund, a series of John Hancock Capital Series. The Proxy Statement and Prospectus has been sent to the shareholders of U.S. Global Leaders Growth Fund in connection with the solicitation by the management of U.S. Global Leaders Growth Fund of proxies to be voted at the Meeting of Shareholders of U.S. Global Leaders Growth Fund to be held on May 8, 2002.

                           INCORPORATION BY REFERENCE

         The following documents are incorporated by reference into this Statement of Additional Information:

       o Statement of Additional Information, dated October 29, 2001, of U.S. Global Leaders Growth Fund (the "U.S. Global Leaders SAI") (file no. 33-12213), filed with the Securities and Exchange Commission on October 24, 2001 (accession number: 0001143798-01-500047)

       o Annual Report, dated June 30, 2002, of U.S. Global Leaders Growth Fund (file no. 33-12213), filed with the Securities and Exchange Commission on September 5, 2001 (accession no. 0000909012-01-500351)

       o Semi-Annual Report, dated December 31, 2001, of U.S. Global Leaders Growth Fund (file no. 33-12213), filed with the Securities and Exchange Commission on March 5, 2002 (accession number: 0000909012-02-000197)

       o The John Hancock Fund SAI (file no. 002-29502), filed with the Securities and Exchange Commission on February 27, 2002 (accession no. 0001010521-02-000114)

                          ADDITIONAL INFORMATION ABOUT
                         U.S. GLOBAL LEADERS GROWTH FUND

FUND HISTORY

         For additional information about U.S. Global Leaders Growth Fund generally and its history, see "The Trust" and "General Information" in the U.S. Global Leaders SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about U.S. Global Leaders Growth Fund's investment objective, policies, risk and restriction, see "Investment Objective and Policies" and "Investment Restrictions" in the U.S. Global Leaders SAI.

MANAGEMENT OF THE FUND



------------------------- -------------- ------------------ -------------------------------------- -------------------
Name, address and Date    Position(s)    Term of Office     Principal Occupation During Past       Other Trustee or
of Birth                  held with      and Length of      Five Years                             Directorships
                          Fund           Time Served                                               Held by Trustee
------------------------- -------------- ------------------ -------------------------------------- -------------------
Steven J. Paggioli*       President      1992               Executive Vice President, Investment
915 Broadway, New York,   and Trustee                       Company Administration, LLC ("ICA")
New York 10010                                              (mutual fund administrator and the
04/03/50                                                    Fund's administrator); Vice
                                                            President, Advisors Series Trust;
                                                            Trustee, Managers Funds.
------------------------- -------------- ------------------ -------------------------------------- -------------------
Dorothy A. Berry          Chairman and   1992               President, Talon Industries (venture
4455 E. Camelback Rd.,    Trustee                           capital and business consulting);
Suite 261-E, Phoenix,                                       formerly Chief Operating Officer,
AZ 85018                                                    Integrated Asset Management
08/12/43                                                    (investment advisor and manager) and
                                                            formerly President, Value Line,
                                                            Inc., (investment advisory and
                                                            financial publishing firm).
------------------------- -------------- ------------------ -------------------------------------- -------------------
Wallace L. Cook           Trustee        1992               Retired. Formerly Senior Vice
4455 E. Camelback Rd.,                                      President, Rockefeller Trust Co.
Suite 261-E, Phoenix,                                       Financial Counselor, Rockefeller &
AZ 85018                                                    Co.
09/10/39
------------------------- -------------- ------------------ -------------------------------------- -------------------
Carl A. Froebel           Trustee        1992               Private Investor.  Formerly Managing
4455 E. Camelback Rd.,                                      Director, Premier Solutions, Ltd.
Suite 261-E, Phoenix,                                       Formerly President and Founder,
AZ 85018                                                    National Investor Data Services,
05/23/38                                                    Inc. (investment related computer
                                                            software)
------------------------- -------------- ------------------ -------------------------------------- -------------------
Rowley W.P. Redington     Trustee        1992               President; Intertech (consumer
4455 E. Camelback Rd.,                                      electronics and computer service and
Suite 261-E, Phoenix,                                       marketing); formerly Vice President,
AZ 85018                                                    PRS of New Jersey, Inc. (management
06/01/44                                                    consulting), and Chief Executive
                                                            Officer, Rowley Associates
                                                            (consultants)
------------------------- -------------- ------------------ -------------------------------------- -------------------

         The following table sets forth the dollar range of shares of the Fund beneficially owned by each Trustee:


      -------------------------------------- -----------------------------------
                    Name of Trustee          Dollar range of shares in the Fund
                                             beneficially owned
      -------------------------------------- -----------------------------------
      Wallace L. Cook                        None
      -------------------------------------- -----------------------------------
      Rowley W. P. Redington                 None
      -------------------------------------- -----------------------------------
      Carl A. Froebel                        $1-$10,000
      -------------------------------------- -----------------------------------
      Dorothy A. Berry                       $10,000 to $50,000
      -------------------------------------- -----------------------------------
      Steven J. Paggioli*                    $10,000 to $50,000
      -------------------------------------- -----------------------------------

         * Indicates an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended.

         In granting approval of the existing Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Advisor, the Board of Trustees of the Trust, including those trustees who are not "interested persons" as defined under the Investment Company Act of 1940, as amended (the "Independent Trustees"), found the terms of the Investment Advisory Agreement to be fair and reasonable.

         The Trustees, including the Independent Trustees, based this conclusion on the following material factors: (a) the Advisor's performance was acceptable on an absolute basis and compared with other investment companies of similar investment objectives and size; (b) shareholder satisfaction with the Fund's management was at an acceptable level; (c) the advisory and other fees paid by the Fund to the Advisor were reasonable and consistent with advisory and other fees paid by other investment companies of similar investment objectives and size and the Investment Advisory Agreement provides for a reduction in advisory fees as the Fund grows larger in size; (d) the Advisor's brokerage practices were reasonably efficient and portfolio turnover was at an acceptable level and reflected a sensitivity to shareholder tax issues; (e) the Advisor demonstrated adherence to Code of Ethics and requirements regarding reporting; (f) the Advisor had sufficiently qualified personnel and adequate internal controls to manage the assets of the Fund and was capable to offer its services to the Fund; and (g) the Advisor is of sufficient financial strength for purposes of managing the Fund.

         The Trustees, including the Independent Trustees, based this analysis on a review of materials relating to the Fund's performance, operating expense comparisons, the Advisor's financial capacity, staffing and succession considerations, the timeliness, adequacy and quality of information requested by the Trustees and the administrator to the Fund, regulatory issues, and brokerage and soft dollar procedures.

         For additional information about Professionally Managed Portfolios Board of Trustees, and the officers and management personnel of U.S. Global Leaders Growth Fund, see "Trustees and Executive Officers" in the U.S. Global Leaders SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For additional information about ownership of shares of U.S. Global Leaders Growth Fund, see "General Information" in the U.S. Global Leaders SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information about advisory and other services, see "The Fund's Investment Advisor," "The Fund's Administrator," "The Fund's Distributor," and "General Information" in the U.S. Global Leaders SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about U.S. Global Leaders Growth Fund's brokerage allocation practices, see "Execution of Portfolio Transactions" in the U.S. Global Leaders SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of U.S. Global Leaders Growth Fund's shares, see "General Information" in the U.S. Global Leaders SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about share purchase, redemption and pricing of U.S. Global Leaders Growth Fund shares, see "Additional Purchase and Redemption Information" and "Determination of Share Price" in the U.S. Global Leaders SAI.

TAXATION OF THE FUND

         For additional information about tax matter, see "Distributions and Tax Information" in the U.S. Global Leaders SAI.

UNDERWRITERS

         For additional information, see "The Fund's Distributor" in the U.S. Global Leaders SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of U.S. Global Leaders Growth Fund, see "Performance Information" in the U.S. Global Leaders SAI.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in the U.S. Global Leaders SAI.


                          ADDITIONAL INFORMATION ABOUT
                  JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND

FUND HISTORY

         For additional information about John Hancock U.S. Global Leaders Growth Fund generally and its history, see "Organization of the Fund" in the John Hancock Fund SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about John Hancock U.S. Global Leaders Growth Fund's investment objective, policies, risks and restrictions see "Investment Objectives and Policies" and "Investment Restrictions" in the John Hancock Fund SAI.

MANAGEMENT OF JOHN HANCOCK U. S. GLOBAL LEADERS GROWTH FUND

         For additional information about John Hancock U.S. Global Leaders Growth Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the John Hancock Fund SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Not Applicable.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Advisory and Other Services," Transfer Agent Services," "Custody of Portfolio" and "Independent Auditors" in the John Hancock Fund SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about John Hancock U.S. Global Leaders Growth Fund's brokerage allocation practices, see "Brokerage Transactions" in the John Hancock Fund SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of John Hancock U.S. Global Leaders Growth Fund, see "Description of the Fund's Shares" in the John Hancock Fund SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchase and Redemptions through Third Parties" in the John Hancock Fund SAI.

TAXATION OF THE FUND

         For additional information about tax matters, see "Tax Status" in the John Hancock Fund SAI.

UNDERWRITERS

         For additional information about John Hancock U.S. Global Leaders Growth Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the John Hancock Fund SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of John Hancock U.S. Global Leaders Growth Fund, see "Calculation of Performance" in the John Hancock Fund SAI.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in the John Hancock Fund SAI.